Asset Retirement Obligations (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 15, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligations [Line Items]
Asset retirement obligation (in Dollars)		$ 18,936,000		$ 17,833,000	$ 13,937,000
Accretion expense		1,103,000	$ 871,000
Additional layers of asset retirement obligation
BGL [Member] | Fair Value, Inputs, Level 1 [Member]
Asset Retirement Obligations [Line Items]
Remaining term	18 years 3 months 18 days
Risk-free discount rate percentage	12.50%
Inflation rate	4.65%
Market risk premium rate	5.50%
BGL [Member] | Fair Value, Inputs, Level 2 [Member]
Asset Retirement Obligations [Line Items]
Remaining term					18 years 8 months 12 days
Risk-free discount rate percentage					11.00%
Inflation rate					4.91%
Market risk premium rate					5.00%
BGL [Member] | Fair Value, Inputs, Level 3 [Member]
Asset Retirement Obligations [Line Items]
Remaining term				18 years 8 months 12 days
Risk-free discount rate percentage				13.00%
Inflation rate				4.86%
Market risk premium rate				5.00%
BGL’s [Member]
Asset Retirement Obligations [Line Items]
Accretion expense		$ 1,103,000	$ 871,000